Basis of Presentation and General Information - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Sep. 18, 2024	Nov. 18, 2013	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Basis of Presentation and General Information
Entity incorporation, date of incorporation			May 30, 2013
Percentage of partnership earned revenue			39.00%	40.00%
Cash and cash equivalents			$ 52,898	$ 50,233	$ 48,598
Working capital deficit			21,200
Debt instrument face value			675,000
Remaining amount outstanding			675,000
Trade accounts receivable			$ 8,574		$ 67
Percentage of time charter revenue			100.00%	100.00%
Dynagas Holding Ltd
Basis of Presentation and General Information
Ownership percentage			42.40%
Dynagas Operating GP LLC | Dynagas Operating GP LLC
Basis of Presentation and General Information
Ownership percentage			100.00%
General partner interest in dynagas LNG partners LP			100.00%
Dynagas Operating LP
Basis of Presentation and General Information
Ownership percentage			100.00%
Subsequent event
Basis of Presentation and General Information
Debt instrument face value	$ 675,000
Remaining amount outstanding	$ 384,600
Revenue Benchmark
Basis of Presentation and General Information
Percentage of time charter revenue			10.00%
$30 million sponsor facility | Dynagas Holding Ltd
Basis of Presentation and General Information
Revolving credit facility borrowing capacity		$ 30,000
$30 million sponsor facility | Dynagas Holding Ltd
Basis of Presentation and General Information
Revolving credit facility borrowing capacity		$ 30,000
General Partner | Dynagas Holding Ltd
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP			0.10%
IPO
Basis of Presentation and General Information
Issuance of units in public offering		8,250,000
Shares issued, price per share		$ 18.00
IPO | Dynagas Holding Ltd
Basis of Presentation and General Information
Issuance of units in public offering		4,250,000
Shares issued, price per share		$ 18.00